Other operating income and expenses - Additional information (Details) - Operating Income Expenditure [member] - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating expenses [Line items]
Capitalization of R&D incentive	€ (83,000)	€ (1,005,000)	€ (123,000)
Correction amount of R&D incentive	€ 93,000